Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Net Income (Loss)	¥ 537,005	¥ 528,753	¥ 279,490